(15) Related-party Transactions (Details) (USD $)			3 Months Ended		3 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2013 Related Party - Loan Agreement	Dec. 31, 2013 Related Party - Loan Agreement	Dec. 31, 2013 Related Party - Promissory Note	Dec. 31, 2013 Related Party - Facility Agreement	Jan. 03, 2014 Related Party - Facility Agreement
Line of Credit Facility, Maximum Borrowing Capacity				$ 1,200,000			$ 25,000,000
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage			3.00%
Line of Credit Facility, Interest Rate During Period			10.00%		8.00%	8.00%
Due to Related Parties	2,700,000	60,000	1,200,000		1,500,000		10,000,000
Accrued liabilities	$ 2,233,599	$ 2,180,791	$ 49,316		$ 14,137